Intangible Assets - Schedule of Intangible Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₽ 18,331	₽ 18,355	₽ 21,378
Ending balance	16,039	18,331	18,355
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32,878	32,902	32,995
Additions	0	0
Disposal	0	0
Exchange differences	90	(24)	(93)
Ending balance	32,968	32,878	32,902
Goodwill [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(14,547)	(14,547)	(11,617)
Impairment	(2,382)		(2,930)
Disposal	0
Ending balance	(16,929)	(14,547)	(14,547)
Mineral licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,240	36,099	38,517
Ending balance	32,068	33,240	36,099
Mineral licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	55,618	55,783	55,783
Disposal		(165)
Exchange differences	0	0	0
Ending balance	55,618	55,618	55,783
Mineral licenses [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(22,378)	(19,684)	(17,266)
Impairment		(1,190)	(572)
Amortisation	(1,172)	(1,504)	(1,846)
Exchange differences	0
Ending balance	(23,550)	(22,378)	(19,684)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	880
Ending balance	844	880
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	880
Additions		880
Exchange differences	0	0	₽ 0
Ending balance	880	₽ 880
Other intangible assets [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation	(36)
Exchange differences	0
Ending balance	₽ (36)